27. Benefit plans (Tables)	12 Months Ended
Dec. 31, 2019
Benefit Plans
Benefit plans
	12.31.19	12.31.18
Non-current	523,918	592,165
Current	51,119	49,770
Total Benefit plans	575,037	641,935

Benefit payment obligations
	12.31.19	12.31.18
Benefit payment obligations at beginning of year	641,935	805,970
Current service cost	110,250	50,596
Interest cost	151,819	121,946
Actuarial losses	7,328	8,670
Result from exposure to inflation for the year	(291,613)	(260,131)
Benefits paid to participating employees	(44,682)	(85,116)
Benefit payment obligations at end of year	575,037	641,935

Detail of the charge recognized in the Statement of Comprehensive Income
	12.31.19	12.31.18	12.31.17
Cost	110,250	50,596	65,352
Interest	151,819	121,946	195,217
Actuarial results - Other comprehensive loss	7,328	8,670	(34,166)
	269,397	181,212	226,403

Actuarial assumptions
	12.31.19	12.31.18	12.31.17
Discount rate	5%	5%	5%
Salary increase	1%	1%	1%
Inflation	31%	31%	18%

Benefit plan sensitivity analysis
12.31.19
Discount Rate: 4%
Obligation	631,436
Variation	56,399
10%

Discount Rate: 6%
Obligation	527,057
Variation	(47,980)
(8%)

Salary Increase : 0%
Obligation	526,485
Variation	(48,552)
(8%)

Salary Increase: 2%
Obligation	631,321
Variation	56,284
10%

Expected payments of benefits
	In 2020	In 2021	In 2022	In 2023	In 2024	Between 2025 to 2029
At December 31, 2019
Benefit payment obligations	51,119	9,117	9,499	10,507	3,011	12,763